SIGNIFICANT EVENTS DURING THE REPORTING PERIOD - Disclosure of detailed information about breakdown of credit facilities from bank institution and others (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Loan granted	$ 12,065	$ 15,269	$ 15,611
Overdraft and credit from bank institution [Member]
Disclosure of detailed information about borrowings [line items]
Loan granted	2,005	2,293
Credit from non-financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Loan granted	9,625	8,470
Selected trade receivables [Member]
Disclosure of detailed information about borrowings [line items]
Loan granted	$ 435	$ 4,506